Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
impairment loss on property, plant and equipment	¥ 31	¥ 4	¥ 15
Aircraft, engines and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
impairment loss on property, plant and equipment	¥ 31